JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.4%
Aerospace & Defense — 3.0%
General Dynamics Corp.	3,213	425,118
United Technologies Corp.	3,495	329,641

		754,759

Banks — 7.4%
Bank of America Corp.	30,671	651,152
Cullen/Frost Bankers, Inc.	1,111	62,004
M&T Bank Corp.	477	49,346
PNC Financial Services Group, Inc. (The)	4,845	463,737
Truist Financial Corp.	7,181	221,448
US Bancorp	6,952	239,482
Wells Fargo & Co.	6,696	192,185

		1,879,354

Beverages — 2.5%
Coca-Cola Co. (The)	7,101	314,235
PepsiCo, Inc.	2,773	333,053

		647,288

Biotechnology — 0.6%
Gilead Sciences, Inc.	2,087	156,024

Building Products — 0.2%
Trane Technologies plc	517	42,736

Capital Markets — 7.2%
BlackRock, Inc.	1,210	532,506
CME Group, Inc.	3,867	668,651
Morgan Stanley	8,264	280,972
Northern Trust Corp.	1,763	133,021
T. Rowe Price Group, Inc.	2,161	211,005

		1,826,155

Chemicals — 2.7%
Air Products & Chemicals, Inc.	1,957	390,613
DuPont de Nemours, Inc.	120	4,103
PPG Industries, Inc.	2,991	250,083
RPM International, Inc.	720	42,824

		687,623

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	2,634	197,722

Consumer Finance — 1.2%
Capital One Financial Corp.	3,086	155,607
Discover Financial Services	4,070	145,164

		300,771

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	8,808	473,264

Electric Utilities — 4.1%
Edison International	542	29,674
Entergy Corp.	1,678	157,673
NextEra Energy, Inc.	2,096	504,249
Xcel Energy, Inc.	5,877	354,366

		1,045,962

Electrical Equipment — 0.5%
Eaton Corp. plc	1,651	128,261

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	729	99,866
AvalonBay Communities, Inc.	1,376	202,571
Boston Properties, Inc.	1,148	105,906
Realty Income Corp.	390	19,459
Simon Property Group, Inc.	1,058	58,065
Ventas, Inc.	2,578	69,081
Vornado Realty Trust	2,993	108,359

		663,307

Food & Staples Retailing — 1.5%
Walmart, Inc.	3,311	376,189

Food Products — 1.7%
Mondelez International, Inc., Class A	8,572	429,262

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	1,133	89,390
Becton Dickinson and Co.	1,372	315,170
Medtronic plc	4,264	384,522

		789,082

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	601	53,217
CVS Health Corp.	3,685	218,604
UnitedHealth Group, Inc.	1,706	425,518

		697,339

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	2,601	110,456
McDonald’s Corp.	2,740	453,111
Starbucks Corp.	1,038	68,206
Wyndham Hotels & Resorts, Inc.	1,800	56,707

		688,480

Household Products — 1.8%
Procter & Gamble Co. (The)	4,200	462,045

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	1,484	198,557

Insurance — 6.4%
Arthur J Gallagher & Co.	2,885	235,166
Chubb Ltd.	1,850	206,618
Cincinnati Financial Corp.	715	53,955
Hartford Financial Services Group, Inc. (The)	5,605	197,532
Marsh & McLennan Cos., Inc.	1,933	167,108
MetLife, Inc.	6,684	204,326
Progressive Corp. (The)	3,449	254,673
Prudential Financial, Inc.	3,017	157,318
Travelers Cos., Inc. (The)	1,461	145,166

		1,621,862

IT Services — 3.4%
Accenture plc, Class A	971	158,529
Automatic Data Processing, Inc.	1,834	250,615
Fidelity National Information Services, Inc.	2,285	277,972
International Business Machines Corp.	1,652	183,307

		870,423

Leisure Products — 0.8%
Hasbro, Inc.	2,970	212,533

Machinery — 4.7%
Deere & Co.	2,089	288,551
Dover Corp.	4,584	384,785
Illinois Tool Works, Inc.	759	107,815

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Parker-Hannifin Corp.	2,377	308,390
Stanley Black & Decker, Inc.	1,077	107,747

		1,197,288

Media — 2.1%
Comcast Corp., Class A	15,356	527,933

Multi-Utilities — 2.1%
CMS Energy Corp.	4,929	289,599
DTE Energy Co.	573	54,444
NiSource, Inc.	764	19,079
Public Service Enterprise Group, Inc.	3,640	163,492

		526,614

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	6,841	495,663
ConocoPhillips	11,666	359,317
Valero Energy Corp.	2,566	116,400

		971,380

Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	11,846	660,305
Eli Lilly & Co.	2,088	289,651
Johnson & Johnson	5,044	661,474
Merck & Co., Inc.	4,083	314,172
Pfizer, Inc.	13,387	436,936

		2,362,538

Road & Rail — 1.1%
Norfolk Southern Corp.	1,914	279,373

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	4,560	408,817
Texas Instruments, Inc.	4,827	482,348

		891,165

Software — 2.3%
Microsoft Corp.	3,741	589,956

Specialty Retail — 2.1%
Home Depot, Inc. (The)	2,443	456,071
TJX Cos., Inc. (The)	1,839	87,942

		544,013

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	1,246	316,910

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	2,685	145,209

Tobacco — 2.9%
Altria Group, Inc.	6,370	246,323
Philip Morris International, Inc.	6,739	491,676

		737,999

TOTAL COMMON STOCKS (Cost $24,017,017)		24,239,376

SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b) (Cost $1,099,412)	1,099,321	1,099,431

Total Investments — 99.7% (Cost $25,116,429)		25,338,807
Other Assets Less Liabilities — 0.3%		80,852

Net Assets — 100.0%		25,419,659

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,338,807	$—	$—	$25,338,807

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a)(b)	$1,052,315	$9,462,236	$9,414,940	$(119)	$(61)	$1,099,431	1,099,321	$13,689	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.